SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Consolidated revenue	$ 13,063,560	$ 12,449,705	$ 9,955,190
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	9,179,527	8,321,249	6,316,782
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	2,193,758	2,043,918	1,850,861
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	1,496,433	1,727,187	1,394,342
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 193,842	$ 357,351	$ 393,205